Loans and borrowings - Schedule of Security Pledges (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Pledge of shares in consolidated companies
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities	€ 19,006	€ 29,243
Pledge of receivables
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities	0	36,775
Pledge of cash and cash equivalents
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities	€ 1,984	€ 2,471